Income Tax (Tables)	6 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Income tax benefit

Income tax benefit for the six months ended June 30, 2020 and 2019 differs from the amount that would result from applying Canadian tax rates to net income before taxes. These differences result from the items noted below:

	2020		2019
	Amount	%	Amount	%
Income tax benefit based on Canadian tax rates	$ 1,078,689	25	$ 1,619,742	25
Decrease due to:
Different tax rates on foreign subsidiaries	(67,674)	(2)	(219,996)	(3)
Non-deductible expenses	(9,970)	-	(8,229)	-
Change in valuation allowance and other	(290,855)	(7)	(1,391,517)	(22)
	$ 710,190	16	$ -	-

Deferred income tax

The components of the Canadian and U.S. deferred income tax assets and liabilities as of June 30, 2020 and December 31, 2019 were as follows:

	June 30,	December 31,
	2020	2019
Deferred income tax assets
Net operating loss carry forwards	$33,639,056	$34,569,939
Property, Plant and Equipment	4,742,791	4,742,961
Other	1,732,411	1,623,503
	40,114,258	40,936,403
Valuation allowance	(39,382,232)	(40,915,022)
Deferred income tax assets net of valuation allowance	$732,026	$21,381

Deferred income tax liabilities
Other	(21,836)	(21,381)
Net deferred income tax asset	$710,190	$-

U.S. and Canadian tax loss carry forwards

At June 30, 2020, we had the following U.S. and Canadian tax loss carry forwards stated in U.S. dollars.

	U.S.	Canadian	Expires
$		$ 1,919,591	2026
		3,562,511	2027
		13,578,667	2028
		12,868,603	2029
		15,898,444	2030
		17,802,576	2031
		5,165,282	2032
		7,509,257	2033
		8,700,613	2034
		12,419,483	2035
		14,765,458	2036
		11,135,181	2037
		1,065,606	2038
		2,777,275	2039
		2,546,919	2040
	3,381,856		-
	$3,381,856	$ 131,715,466